13003480

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 26 2013

Washington, DC 20549

September 26, 2013

001-36085

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FI CBM Holdings N.V. (to be renamed "CNH Industrial N.V."), Common Shares, par value €0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 23, 2013. Tentative listing date – September 30, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com